Defined benefit plans (Detail 4.3) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		$ 29,469	$ 26,976
Defined benefit obligation from unfunded plans		501	460
Plan assets		33,176	30,039
Surplus / (deficit)		3,206	2,603
Asset ceiling effect		3,724	3,274
Net defined benefit asset / (liability)		(518)	(671)		$ (825)
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		24,496	22,566
Defined benefit obligation from unfunded plans		0	0
Plan assets	[1]	28,219	25,839
Surplus / (deficit)		3,724	3,274
Asset ceiling effect		3,724	3,274
Net defined benefit asset / (liability)		0	0		0
UK plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		3,654	3,192
Defined benefit obligation from unfunded plans		0	0
Plan assets		3,658	3,032
Surplus / (deficit)		4	(160)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		4	(160)		(275)
US and German plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		1,319	1,219
Defined benefit obligation from unfunded plans		501	460
Plan assets		1,299	1,168
Surplus / (deficit)		(521)	(511)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		(521)	(511)		(550)
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		18,782	18,184
Defined benefit obligation from unfunded plans		501	460
Plan assets		20,864	19,972
Surplus / (deficit)		1,582	1,327
Asset ceiling effect		2,099	1,998
Net defined benefit asset / (liability)		(518)	(671)		(825)
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		13,809	13,774
Defined benefit obligation from unfunded plans		0	0
Plan assets		15,908	15,772	[2]
Surplus / (deficit)		2,099	1,998
Asset ceiling effect		2,099	1,998
Net defined benefit asset / (liability)		0	0		0
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		3,654	3,192
Defined benefit obligation from unfunded plans		0	0
Plan assets		3,658	3,032
Surplus / (deficit)		4	(160)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		4	(160)		(275)
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		1,319	1,219
Defined benefit obligation from unfunded plans		501	460
Plan assets		1,299	1,168
Surplus / (deficit)		(521)	(511)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		$ (521)	$ (511)		$ (550)

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.